Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2014
Share-based Compensation [Abstract]
Schedule Of Changes In Shares Subject To Option

	Weighted- Average Exercise Price Per Share	Shares	Total Intrinsic Value of Shares	Average Remaining Life (Years)
Beginning of year	$47.03	11,674
Options granted	$65.07	4,931
Options exercised	$41.29	(2,420)
Options canceled	$59.09	(277)
End of year	$54.19	13,908	$130	6.4
Exercisable at end of year	$48.51	8,407	$120	4.7

Schedule Of Changes In Incentive Awards Outstanding

(shares in thousands)	Shares	Average Grant Date Fair Value Per Share
Beginning of year	11,231	$43.86
Granted	246	$65.15
Earned/vested	(4,833)	$39.52
Canceled	(240)	$47.48
End of year	6,404	$47.81